Goodwill - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subscription, Licensing and Smart Education Business
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Financial budgets covering period	5 years
Cash flow projections pre-tax discount rate	17.00%
Growth rate percentage of cash flows beyond five year period	3.00%
Increase in pre tax discount rate		0.50%
Pre-tax discount rate	16.50%
Headroom amount	¥ 0	¥ 2,050,000
Music Events Business
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Financial budgets covering period	5 years
Cash flow projections pre-tax discount rate	18.00%
Growth rate percentage of cash flows beyond five year period	3.00%